Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(7)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss)(5)	Transaction Value(6)	Adjusted EBITDA(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2025	7,037,094	9,419,054	3,265,700	4,299,475	33.15	258.38	26,761	2,156,155	113,735
2024	6,946,218	5,739,257	4,753,051	3,895,207	28.90	208.30	22,118	1,491,860	96,111
2023	5,753,695	4,857,831	3,753,529	3,131,192	28.54	152.48	(56,555)	593,438	27,121
2022	4,952,016	(1,285,005)	2,123,426	(37,672)	25.47	96.60	(72,446)	737,514	22,858
2021	1,059,848	(28,825,351)	1,711,239	(3,716,106)	39.52	134.53	(8,475)	1,018,970	58,167

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2025, 2024, 2023, 2022 and 2021, our PEO was Mr. Yi. For 2025, our non-PEO NEOs were Messrs. Nonko, Thompson, Coyne and Cramer and Ms. Yeh. For 2024 and 2023, our non-PEO NEOs were Messrs. Nonko, Thompson and Coyne. For 2022, our non-PEO NEOs were Messrs. Nonko, Thompson and Coyne and Cathy Cunningham, our Former Chief People Officer. For 2021, our non-PEO NEOs were Messrs. Nonko, Thompson and Coyne and Ms. Cunningham, as well as Tigran Sinanyan, our Former Chief Financial Officer, Cort Carlson, our Former Interim Principal Financial Officer, Mr. Cramer and Ms. Yeh.
PEO Total Compensation Amount	$ 7,037,094	$ 6,946,218	$ 5,753,695	$ 4,952,016	$ 1,059,848
PEO Actually Paid Compensation Amount	$ 9,419,054	5,739,257	4,857,831	(1,285,005)	(28,825,351)
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2025	2024	2023	2022	2021
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$7,037,094	$6,946,218	$5,753,695	$4,952,016	$1,059,848
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,643,240)	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	6,384,674	3,243,343	3,376,888	2,366,299	—
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	1,249,629	986,827	713,149	615,217	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	496,088	42,199	197,573	(3,363,141)	(28,951,003)
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(105,191)	895,160	(4,282)	(1,482,458)	(893,128)
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	—
Total Adjustments	$2,381,960	$(1,206,961)	$(895,864)	$(6,237,021)	$(29,885,199)
Compensation Actually Paid	$9,419,054	$5,739,257	$4,857,831	$(1,285,005)	$(28,825,351)

Average of Non-PEO NEOs	2025	2024	2023	2022	2021
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$3,265,700	$4,753,051	$3,753,529	$2,123,426	$1,711,239
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(2,335,623)	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	2,638,454	1,939,873	2,129,713	922,631	1,113,272
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	505,077	611,719	403,550	239,875	50,801
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	237,116	26,344	125,389	(1,123,524)	(4,487,479)
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(11,249)	545,468	(17,333)	(524,536)	(204,478)
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	(612,099)
Total Average Adjustments	$1,033,775	$(857,844)	$(622,337)	$(2,161,098)	$(5,427,345)
Average Compensation Actually Paid	$4,299,475	$3,895,207	$3,131,192	$(37,672)	$(3,716,106)

Non-PEO NEO Average Total Compensation Amount	$ 3,265,700	4,753,051	3,753,529	2,123,426	1,711,239
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,299,475	3,895,207	3,131,192	(37,672)	(3,716,106)
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2025	2024	2023	2022	2021
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$7,037,094	$6,946,218	$5,753,695	$4,952,016	$1,059,848
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,643,240)	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	6,384,674	3,243,343	3,376,888	2,366,299	—
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	1,249,629	986,827	713,149	615,217	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	496,088	42,199	197,573	(3,363,141)	(28,951,003)
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(105,191)	895,160	(4,282)	(1,482,458)	(893,128)
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	—
Total Adjustments	$2,381,960	$(1,206,961)	$(895,864)	$(6,237,021)	$(29,885,199)
Compensation Actually Paid	$9,419,054	$5,739,257	$4,857,831	$(1,285,005)	$(28,825,351)

Average of Non-PEO NEOs	2025	2024	2023	2022	2021
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$3,265,700	$4,753,051	$3,753,529	$2,123,426	$1,711,239
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(2,335,623)	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	2,638,454	1,939,873	2,129,713	922,631	1,113,272
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	505,077	611,719	403,550	239,875	50,801
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	237,116	26,344	125,389	(1,123,524)	(4,487,479)
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(11,249)	545,468	(17,333)	(524,536)	(204,478)
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	(612,099)
Total Average Adjustments	$1,033,775	$(857,844)	$(622,337)	$(2,161,098)	$(5,427,345)
Average Compensation Actually Paid	$4,299,475	$3,895,207	$3,131,192	$(37,672)	$(3,716,106)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 as of December 31, 2020, at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on
Form 10-K for the fiscal year ended December 31, 2025, pursuant to Item 201(e) of Regulation S-K: the S&P 500 Information Technology Index.

Tabular List, Table	Most Important Performance Measures Adjusted EBITDA Transaction Value
Total Shareholder Return Amount	$ 33.15	28.90	28.54	25.47	39.52
Peer Group Total Shareholder Return Amount	258.38	208.30	152.48	96.60	134.53
Net Income (Loss)	$ 26,761,000	$ 22,118,000	$ (56,555,000)	$ (72,446,000)	$ (8,475,000)
Company Selected Measure Amount	113,735,000	96,111,000	27,121,000	22,858,000	58,167,000
PEO Name	Mr. Yi.
Additional 402(v) Disclosure	Represents, in thousands, the amount of net income (loss) reflected in the Company’s audited financial statements for the year indicated.
The following reflect the relationships between (i) compensation actually paid (“CAP” in the graphics below) to our PEO, and the average compensation actually paid to our non-PEO NEOs, to our net income, Adjusted EBITDA, Transaction Value, and the Company’s cumulative TSR for the years 2021 through 2025, and (ii) the Company’s cumulative TSR and our peer group TSR for the same period.
Pay-versus-Performance Tabular List
The following lists our most important performance measures used by us to link compensation actually paid to our NEOs to company performance for fiscal years 2025, 2024, 2023, 2022 and 2021. The performance measures included in the list are not necessarily ranked by relative importance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Represents, in thousands, the Company’s Transaction Value or Adjusted EBITDA, as applicable, as reported for the year indicated. We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2025. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2025. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2025 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2025 Compensation – Annual Incentive Bonus Plan” above.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	2,156,155,000	1,491,860,000	593,438,000	737,514,000	1,018,970,000
Name	Transaction Value
Non-GAAP Measure Description	Represents, in thousands, the Company’s Transaction Value or Adjusted EBITDA, as applicable, as reported for the year indicated. We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2025. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2025. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2025 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2025 Compensation – Annual Incentive Bonus Plan” above.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,381,960	$ (1,206,961)	$ (895,864)	$ (6,237,021)	$ (29,885,199)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,643,240)	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,384,674	3,243,343	3,376,888	2,366,299	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,088	42,199	197,573	(3,363,141)	(28,951,003)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,249,629	986,827	713,149	615,217	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,191)	895,160	(4,282)	(1,482,458)	(893,128)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,033,775	(857,844)	(622,337)	(2,161,098)	(5,427,345)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,335,623)	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,638,454	1,939,873	2,129,713	922,631	1,113,272
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,116	26,344	125,389	(1,123,524)	(4,487,479)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,077	611,719	403,550	239,875	50,801
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,249)	545,468	(17,333)	(524,536)	(204,478)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (612,099)